Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Warrant Liabilities [Abstract]
Schedule of Warrants are Fair Valued using Black-Scholes Model

The private warrants are fair valued using Black-Scholes model. The following assumptions are used in calculating the fair values of the warrants:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024

Volatility	110%	108%
Risk-free rate	4.05%	3.79%